Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts and notes receivables, net [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 8,583,312	₩ 9,734,340
Impairment loss on financial assets	386,650	465,524
Trade accounts and notes receivables, net [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,042,308	7,528,607
Impairment loss on financial assets	82,836	75,324
Trade accounts and notes receivables, net [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,548	876,753
Impairment loss on financial assets	4,238	9,395
Trade accounts and notes receivables, net [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198,807	228,115
Impairment loss on financial assets	4,775	6,647
Trade accounts and notes receivables, net [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	286,274	134,888
Impairment loss on financial assets	21,042	7,954
Trade accounts and notes receivables, net [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	776,375	965,977
Impairment loss on financial assets	273,759	366,204
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,669,558	2,628,450
Impairment loss on financial assets	367,043	432,750
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss on financial assets	132,209	56,354
Other receivables [member] | Not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,836,372	1,220,756
Other receivables [member] | Overdue less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,858	432,220
Impairment loss on financial assets	199	1,546
Other receivables [member] | 1 month-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,053	91,521
Impairment loss on financial assets	100	239
Other receivables [member] | 3 months-12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,978	271,814
Impairment loss on financial assets	10,033	10,846
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	695,297	612,139
Impairment loss on financial assets	₩ 224,502	₩ 363,765